Employee Benefit Plans - Movement in Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Surplus/deficit start of year	$ 3,877	$ 3,001	$ 1,759
Net service cost	357	225	237
Interest cost / (credit) on benefit obligation	$ 175	$ 214	$ 279
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Expense	Nonoperating Expense	Nonoperating Expense
Expected return on plan assets	$ (370)	$ (326)	$ (311)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Expense	Nonoperating Expense	Nonoperating Expense
Amortization of net (gain) / loss	$ 70	$ 22
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Expense	Nonoperating Expense
Amortization of prior service cost / (credit)	$ (97)	$ (48)	$ (26)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Expense	Nonoperating Expense	Nonoperating Expense
Currency translation adjustment			$ (2)
Total net periodic benefit cost / (credit)	$ 135	$ 87	177
Actuarial (gain) / loss on liabilities	(234)	1,067	606
Return in plan assets, excl. amounts included in net interest	255	115	501
Prior service cost / (credit)			(19)
Amortization of net (gain) / loss	(70)	(22)
Amortization of prior service cost / (credit)	97	48	26
Currency translation adjustment	17		37
Total (gain) / loss recognized via other comprehensive income	65	1,208	1,151
Employer contributions paid in the year	(280)	(218)	(184)
Cashflow required to pay benefit payments		(7)	(22)
Total cashflow	(280)	(225)	(206)
Acquisitions	138
Currency translation adjustment	567	(194)	120
Surplus/deficit end of year	4,502	3,877	3,001
Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	1,891	795	(338)
Amortization during the year	(70)	(22)
Actuarial (gain) / loss on liabilities	(234)	1,067	606
Actuarial (gain) / loss on assets	255	112	535
Acquisition	22
Currency translation adjustment	288	(61)	(8)
Unrecognized (gain) / loss at year-end	2,152	1,891	795
Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(456)	(542)	(503)
Prior service costs			(19)
Amortization during the year	101	48	26
Currency translation adjustment	(54)	38	(46)
Unrecognized prior service cost / (credit) at year-end	$ (409)	$ (456)	$ (542)